Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 32,082,873
Interest and dividends on investments	12,253,165
Total investment income	44,336,038
Interest from notes receivable from participants	198,031
Contributions:
Employers	10,401,052
Participants	12,602,809
Participant rollovers	21,232,081
Total contributions	44,235,942
Total additions	88,770,011
DEDUCTIONS FROM NET ASSETS
Benefits paid to participants	20,880,349
Administrative expenses	432,585
Total deductions	21,312,934
NET INCREASE	67,457,077
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	268,163,537
End of year	$ 335,620,614